Stock-based compensation (Details 2) - Mar. 31, 2015 - Stock Option Plan 2006 [Member] - USD ($)	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	490,563
Number of options, Forfeited	1,250
Number of options Outstanding, Ending Balance	489,313
Number of Options, Exercisable	477,313
Weighted average exercise price Outstanding, Beginning Balance	$ 8.54
Weighted average exercise prices, Forfeited	0.16
Weighted average exercise price Outstanding, Ending Balance	8.54
Weighted average exercise prices, Exercisable	$ 8.47
Weighted average remaining contractual term, Outstanding	3 years 9 months 18 days
Weighted average remaining contractual term, Exercisable	3 years 9 months 18 days
Aggregate intrinsic value, Outstanding	$ 288,898
Aggregate intrinsic value, Exercisable	$ 288,898